Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.3%
Ambev SA	10,557,319	$22,126,013
B3 SA - Brasil Bolsa Balcao	12,188,130	18,616,028
Banco Bradesco SA	3,526,248	6,493,622
Banco BTG Pactual SA	2,622,085	13,082,534
Banco do Brasil SA	3,830,170	15,653,484
BB Seguridade Participacoes SA	1,581,401	8,799,579
BRF SA	1,179,359	4,839,512
Caixa Seguridade Participacoes S/A	1,403,797	3,338,707
CCR SA	2,332,790	4,229,946
Centrais Eletricas Brasileiras SA	2,731,924	15,478,542
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,056,018	16,089,145
Cia. Siderurgica Nacional SA	1,566,830	2,877,521
Cosan SA	2,595,928	4,288,579
CPFL Energia SA	503,681	2,740,745
Embraer SA(a)	1,599,374	15,284,537
Energisa SA	540,128	3,568,357
Engie Brasil Energia SA	471,173	2,964,017
Equatorial Energia SA	2,573,254	12,971,479
Hapvida Participacoes e Investimentos SA(a)(b)	11,190,847	4,910,224
Hypera SA	881,057	2,833,475
Inter & Co. Inc., Class A, NVS	546,117	2,523,061
JBS SA	1,740,582	10,697,833
Klabin SA	1,809,398	6,543,761
Localiza Rent a Car SA	2,065,313	12,618,153
Natura & Co. Holding SA	2,090,522	4,704,439
NU Holdings Ltd./Cayman Islands, Class A(a)	6,662,712	83,483,781
Petroleo Brasileiro SA	8,459,958	60,319,804
PRIO SA	1,798,048	11,920,645
Raia Drogasil SA	2,918,145	11,586,638
Rede D'Or Sao Luiz SA(b)	1,830,916	8,121,784
Rumo SA	2,935,839	9,378,212
StoneCo Ltd., Class A(a)(c)	568,077	5,385,370
Suzano SA	1,570,510	16,222,443
Telefonica Brasil SA	943,277	7,724,248
TIM SA/Brazil	1,920,757	4,948,101
TOTVS SA	1,291,087	5,855,898
Ultrapar Participacoes SA	1,620,166	4,733,832
Vale SA	7,661,337	75,266,193
Vibra Energia SA	2,250,141	7,647,817
WEG SA	3,801,560	33,973,189
XP Inc., Class A	839,591	11,368,062
		576,209,310
Chile — 0.4%
Banco de Chile	103,155,753	11,766,989
Banco de Credito e Inversiones SA	181,536	5,152,077
Banco Santander Chile	151,197,544	7,188,494
Cencosud SA	2,998,816	6,311,968
Empresas CMPC SA	2,634,550	4,114,718
Empresas Copec SA	893,204	5,585,815
Enel Americas SA	49,738,086	4,566,580
Enel Chile SA	64,903,135	3,566,824
Falabella SA(a)	1,885,103	6,457,791
Latam Airlines Group SA	339,462,604	4,711,806
		59,423,062
China — 26.9%
360 Security Technology Inc., Class A	1,100,306	2,052,089
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	339,688	794,975
AAC Technologies Holdings Inc.	1,713,500	7,745,194
Security	Shares	Value
China (continued)
Advanced Micro-Fabrication Equipment Inc./China, Class A	85,732	$2,641,284
AECC Aviation Power Co. Ltd., Class A	373,773	2,168,396
Agricultural Bank of China Ltd., Class A	11,670,023	7,752,283
Agricultural Bank of China Ltd., Class H	61,987,000	31,052,188
Aier Eye Hospital Group Co. Ltd., Class A	1,250,717	2,549,064
Air China Ltd., Class A(a)	1,495,093	1,712,606
Akeso Inc.(a)(b)	1,363,000	12,865,747
Alibaba Group Holding Ltd.	36,623,156	399,970,224
Alibaba Health Information Technology Ltd.(a)	12,924,000	6,129,528
Aluminum Corp. of China Ltd., Class A	2,031,700	2,130,253
Aluminum Corp. of China Ltd., Class H	8,676,000	5,185,869
Anhui Conch Cement Co. Ltd., Class A	625,986	2,221,585
Anhui Conch Cement Co. Ltd., Class H	2,717,500	7,122,833
Anhui Gujing Distillery Co. Ltd., Class A	62,985	1,657,081
Anhui Gujing Distillery Co. Ltd., Class B	262,000	3,767,512
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	306,100	1,489,520
Anhui Yingjia Distillery Co. Ltd., Class A	109,300	933,468
Anjoy Foods Group Co. Ltd., Class A	60,500	737,006
Anker Innovations Technology Co. Ltd., Class A	72,000	819,785
ANTA Sports Products Ltd.	2,854,402	28,509,810
Asymchem Laboratories Tianjin Co. Ltd., Class A	60,680	707,021
Autohome Inc., ADR	147,957	4,070,291
Avary Holding Shenzhen Co. Ltd., Class A	306,404	1,424,420
AviChina Industry & Technology Co. Ltd., Class H	5,519,000	2,689,841
Avicopter PLC, Class A	127,053	723,081
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	799,300	1,013,917
Baidu Inc., Class A(a)	5,140,680	54,573,906
Bank of Beijing Co. Ltd., Class A	3,009,806	2,379,046
Bank of Chengdu Co. Ltd., Class A	581,295	1,280,739
Bank of China Ltd., Class A	4,298,100	2,974,350
Bank of China Ltd., Class H	162,411,933	75,727,194
Bank of Communications Co. Ltd., Class A	5,440,393	5,511,591
Bank of Communications Co. Ltd., Class H	19,388,600	14,045,296
Bank of Hangzhou Co. Ltd., Class A	913,845	1,789,699
Bank of Jiangsu Co. Ltd., Class A	2,564,210	3,210,034
Bank of Nanjing Co. Ltd., Class A	1,581,114	2,307,821
Bank of Ningbo Co. Ltd., Class A	918,979	3,141,437
Bank of Shanghai Co. Ltd., Class A	2,054,542	2,327,042
Baoshan Iron & Steel Co. Ltd., Class A	3,124,073	2,860,791
BeiGene Ltd.(a)	1,571,422	26,236,263
Beijing Enterprises Holdings Ltd.	1,200,000	3,783,208
Beijing Enterprises Water Group Ltd.(c)	10,344,000	2,837,177
Beijing Kingsoft Office Software Inc., Class A	64,081	2,627,734
Beijing New Building Materials PLC, Class A	267,213	1,054,883
Beijing Roborock Technology Co. Ltd., Class A	30,471	908,794
Beijing Tiantan Biological Products Corp. Ltd., Class A	271,440	806,967
Beijing Tong Ren Tang Co. Ltd., Class A	185,000	1,044,898
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	158,930	1,598,560
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,340,400	5,025,488
Bilibili Inc., Class Z(a)	529,154	10,144,348
Bloomage Biotechnology Corp. Ltd., Class A	64,705	531,663
BOC Aviation Ltd.(b)	500,100	3,866,454
BOE Technology Group Co. Ltd., Class A	4,269,300	2,541,557
Bosideng International Holdings Ltd.	8,404,000	4,388,210

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class A	248,412	$9,494,487
BYD Co. Ltd., Class H	2,355,000	77,679,634
BYD Electronic International Co. Ltd.	1,777,000	7,949,380
C&D International Investment Group Ltd.(c)	1,648,000	2,731,405
Caitong Securities Co. Ltd., Class A	914,074	1,066,181
Cambricon Technologies Corp. Ltd., Class A(a)	58,354	4,559,549
Capital Securities Co. Ltd., Class A	247,400	827,614
CGN Power Co. Ltd., Class A	1,793,600	969,510
CGN Power Co. Ltd., Class H(b)	24,596,000	8,182,125
Changchun High-Tech Industry Group Co. Ltd., Class A	50,294	747,502
Changjiang Securities Co. Ltd., Class A	1,132,435	1,094,879
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,100	951,815
Chaozhou Three-Circle Group Co. Ltd., Class A	286,330	1,448,527
China CITIC Bank Corp. Ltd., Class H	20,219,800	12,919,233
China Coal Energy Co. Ltd., Class H	4,640,000	5,518,488
China Communications Services Corp. Ltd., Class H	5,820,000	3,067,192
China Construction Bank Corp., Class A	1,446,868	1,595,515
China Construction Bank Corp., Class H	216,708,760	163,844,608
China CSSC Holdings Ltd., Class A	623,600	3,050,401
China Eastern Airlines Corp. Ltd., Class A(a)	2,517,797	1,421,092
China Energy Engineering Corp. Ltd., Class A	4,031,152	1,305,298
China Everbright Bank Co. Ltd., Class A	7,082,003	3,526,272
China Everbright Bank Co. Ltd., Class H	5,750,000	1,998,889
China Feihe Ltd.(b)	8,496,000	6,282,509
China Galaxy Securities Co. Ltd., Class A	955,400	2,065,166
China Galaxy Securities Co. Ltd., Class H	7,965,500	7,239,352
China Gas Holdings Ltd.	6,327,200	5,256,635
China Greatwall Technology Group Co. Ltd., Class A(a)	448,073	1,046,469
China Hongqiao Group Ltd.	6,336,500	9,306,310
China International Capital Corp. Ltd., Class A	340,000	1,674,458
China International Capital Corp. Ltd., Class H(b)	3,482,800	6,097,651
China Jushi Co. Ltd., Class A	710,540	1,118,691
China Life Insurance Co. Ltd., Class A	414,512	2,426,406
China Life Insurance Co. Ltd., Class H	16,581,000	31,663,363
China Literature Ltd.(a)(b)(c)	955,200	3,498,788
China Longyuan Power Group Corp. Ltd., Class H	7,343,000	6,078,581
China Mengniu Dairy Co. Ltd.	7,036,000	15,495,102
China Merchants Bank Co. Ltd., Class A	2,815,389	14,191,814
China Merchants Bank Co. Ltd., Class H	8,762,967	40,165,984
China Merchants Energy Shipping Co. Ltd., Class A	1,300,000	1,135,541
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	756,500	1,240,361
China Merchants Port Holdings Co. Ltd.	3,002,000	4,760,800
China Merchants Securities Co. Ltd., Class A	1,102,079	2,926,085
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,185,490	1,937,029
China Minsheng Banking Corp. Ltd., Class A	5,515,955	3,023,159
China Minsheng Banking Corp. Ltd., Class H	13,329,048	5,201,322
China National Building Material Co. Ltd., Class H	9,908,000	4,251,123
China National Chemical Engineering Co. Ltd., Class A	1,051,567	1,188,242
China National Nuclear Power Co. Ltd., Class A	2,577,300	3,356,925
China National Software & Service Co. Ltd., Class A(a)	115,100	886,979
Security	Shares	Value
China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	517,954	$1,636,665
China Oilfield Services Ltd., Class H	4,274,000	3,700,975
China Overseas Land & Investment Ltd.	8,567,960	14,804,360
China Pacific Insurance Group Co. Ltd., Class A	977,107	4,596,560
China Pacific Insurance Group Co. Ltd., Class H	5,837,200	18,479,997
China Petroleum & Chemical Corp., Class A	4,385,889	3,862,960
China Petroleum & Chemical Corp., Class H	54,526,800	29,301,812
China Power International Development Ltd.	10,334,000	3,941,196
China Railway Group Ltd., Class A	3,057,500	2,715,069
China Railway Group Ltd., Class H	8,906,000	4,304,939
China Railway Signal & Communication Corp. Ltd., Class A	994,321	876,233
China Resources Beer Holdings Co. Ltd.	3,614,500	12,273,314
China Resources Gas Group Ltd.	2,166,900	7,777,394
China Resources Land Ltd.	7,246,333	21,662,037
China Resources Microelectronics Ltd., Class A	183,016	1,278,336
China Resources Mixc Lifestyle Services Ltd.(b)	1,570,200	5,954,380
China Resources Pharmaceutical Group Ltd.(b)	3,999,500	2,704,052
China Resources Power Holdings Co. Ltd.	4,374,999	10,023,877
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	192,133	1,199,307
China Ruyi Holdings Ltd.(a)(c)	14,480,000	3,826,148
China Shenhua Energy Co. Ltd., Class A	937,139	5,175,862
China Shenhua Energy Co. Ltd., Class H	7,587,500	31,550,182
China Southern Airlines Co. Ltd., Class A(a)	1,438,500	1,346,116
China State Construction Engineering Corp. Ltd., Class A	5,400,171	4,474,029
China State Construction International Holdings Ltd.	4,636,000	6,472,875
China Taiping Insurance Holdings Co. Ltd.	3,344,460	5,307,312
China Three Gorges Renewables Group Co. Ltd., Class A	4,216,925	2,658,406
China Tourism Group Duty Free Corp. Ltd., Class A	274,032	2,649,287
China Tower Corp. Ltd., Class H(b)	99,628,000	13,109,547
China United Network Communications Ltd., Class A	4,630,400	3,300,580
China Vanke Co. Ltd., Class A(a)	1,287,366	1,536,448
China Vanke Co. Ltd., Class H(a)(c)	5,003,731	4,162,100
China XD Electric Co. Ltd., Class A, NVS	705,000	737,443
China Yangtze Power Co. Ltd., Class A	3,300,515	12,434,250
China Zheshang Bank Co. Ltd., Class A	3,279,830	1,314,262
Chongqing Brewery Co. Ltd., Class A	84,600	726,574
Chongqing Changan Automobile Co. Ltd., Class A	1,175,317	2,252,869
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,217,700	946,769
Chongqing Zhifei Biological Products Co. Ltd., Class A	342,413	1,399,523
Chow Tai Fook Jewellery Group Ltd.	4,677,000	4,315,411
CITIC Ltd.	13,261,000	14,824,088
Citic Pacific Special Steel Group Co. Ltd., Class A	462,800	756,735
CITIC Securities Co. Ltd., Class A	1,606,193	6,838,373
CITIC Securities Co. Ltd., Class H	3,582,100	10,216,444
CMOC Group Ltd., Class A	2,658,798	2,693,204
CMOC Group Ltd., Class H	8,091,000	6,062,812
CNGR Advanced Material Co. Ltd., Class A	127,200	706,072
CNPC Capital Co. Ltd., Class A, NVS	1,326,100	1,381,073
Contemporary Amperex Technology Co. Ltd., Class A	591,934	21,518,057

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Cosco Shipping Energy Transportation Co. Ltd., Class A	569,800	$988,506
Cosco Shipping Energy Transportation Co. Ltd., Class H	3,046,000	2,321,694
Cosco Shipping Holdings Co. Ltd., Class A	1,800,164	3,388,709
Cosco Shipping Holdings Co. Ltd., Class H	6,387,849	8,966,206
Country Garden Holdings Co. Ltd.(a)(c)(d)	19,320,618	620,842
CRRC Corp. Ltd., Class A	3,047,000	3,345,774
CRRC Corp. Ltd., Class H	10,105,000	5,920,386
CSC Financial Co. Ltd., Class A	676,533	2,557,852
CSPC Innovation Pharmaceutical Co. Ltd., Class A	198,120	786,822
CSPC Pharmaceutical Group Ltd.	18,390,479	12,033,928
Daqin Railway Co. Ltd., Class A	2,515,600	2,367,568
Datang International Power Generation Co. Ltd., Class A	1,704,300	665,142
Dong-E-E-Jiao Co. Ltd., Class A	90,500	727,276
Dongfang Electric Corp. Ltd., Class A	472,100	993,043
Dongxing Securities Co. Ltd., Class A	595,097	941,180
East Money Information Co. Ltd., Class A	2,148,698	8,117,339
Eastroc Beverage Group Co. Ltd., Class A	66,300	1,965,918
Ecovacs Robotics Co. Ltd., Class A	95,253	677,791
Empyrean Technology Co. Ltd., Class A, NVS	61,300	1,071,273
ENN Energy Holdings Ltd.	1,783,700	12,123,137
ENN Natural Gas Co. Ltd., Class A	376,500	952,997
Eoptolink Technology Inc. Ltd., Class A	102,000	1,628,453
Eve Energy Co. Ltd., Class A	305,353	2,065,246
Everbright Securities Co. Ltd., Class A	629,583	1,719,684
Far East Horizon Ltd.(c)	4,205,000	2,837,564
Flat Glass Group Co. Ltd., Class A	272,400	962,812
Focus Media Information Technology Co. Ltd., Class A	2,053,278	1,964,537
Foshan Haitian Flavouring & Food Co. Ltd., Class A	583,956	3,663,942
Fosun International Ltd.	5,999,500	3,262,639
Founder Securities Co. Ltd., Class A	1,363,700	1,619,323
Foxconn Industrial Internet Co. Ltd., Class A	1,834,697	5,688,655
Fuyao Glass Industry Group Co. Ltd., Class A	289,772	2,238,838
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,366,000	9,191,530
GalaxyCore Inc., Class A, NVS	294,252	652,963
Ganfeng Lithium Group Co. Ltd., Class A	214,173	1,247,887
GCL Technology Holdings Ltd.(a)	48,772,000	9,144,800
GD Power Development Co. Ltd., Class A	2,626,400	1,658,438
Geely Automobile Holdings Ltd.	13,552,000	24,401,648
GEM Co. Ltd., Class A	672,700	643,781
Genscript Biotech Corp.(a)	2,740,000	3,823,025
GF Securities Co. Ltd., Class A	933,694	2,125,708
Giant Biogene Holding Co. Ltd.(b)	671,200	4,336,314
GigaDevice Semiconductor Inc., Class A(a)	92,194	1,097,498
Ginlong Technologies Co. Ltd., Class A	59,100	557,545
GoerTek Inc., Class A	453,400	1,600,640
Goldwind Science & Technology Co. Ltd., Class A	344,293	532,268
Goneo Group Co. Ltd., Class A	92,585	911,697
Gotion High-tech Co. Ltd., Class A	343,223	1,103,254
Great Wall Motor Co. Ltd., Class A	381,400	1,384,736
Great Wall Motor Co. Ltd., Class H	5,154,500	8,348,799
Gree Electric Appliances Inc. of Zhuhai, Class A	379,000	2,208,674
Guangdong Haid Group Co. Ltd., Class A	281,127	1,807,335
Guangdong Investment Ltd.	7,108,110	4,469,351
Guanghui Energy Co. Ltd., Class A	1,073,000	1,069,188
Guangzhou Automobile Group Co. Ltd., Class A	831,900	1,019,977
Security	Shares	Value
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	193,796	$777,755
Guangzhou Tinci Materials Technology Co. Ltd., Class A	249,200	856,297
Guosen Securities Co. Ltd., Class A	1,136,751	1,807,908
Guotai Junan Securities Co. Ltd., Class A	1,072,140	2,819,905
Guoyuan Securities Co. Ltd., Class A	592,500	696,956
H World Group Ltd., ADR	451,915	14,538,106
Haidilao International Holding Ltd.(b)	3,771,000	7,598,154
Haier Smart Home Co. Ltd., Class A	918,541	3,610,463
Haier Smart Home Co. Ltd., Class A	5,362,000	18,034,658
Hainan Airlines Holding Co. Ltd., Class A(a)	6,268,700	1,522,255
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	1,640,200	873,522
Haitian International Holdings Ltd.	1,543,000	3,936,707
Haitong Securities Co. Ltd., Class A	1,450,800	2,294,103
Haitong Securities Co. Ltd., Class H	5,941,200	5,306,962
Hangzhou First Applied Material Co. Ltd., Class A	425,608	1,032,351
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	208,100	799,404
Hangzhou Tigermed Consulting Co. Ltd., Class A	53,100	476,656
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,702,000	6,733,497
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	453,000	1,016,420
Henan Shuanghui Investment & Development Co. Ltd., Class A	414,800	1,405,325
Hengan International Group Co. Ltd.	1,437,000	4,127,673
Hengli Petrochemical Co. Ltd., Class A	974,391	1,939,034
Hengtong Optic-Electric Co. Ltd., Class A	334,000	815,714
Hisense Home Appliances Group Co. Ltd., Class H	917,136	2,600,842
Hithink RoyalFlush Information Network Co. Ltd., Class A	74,800	3,496,997
HLA Group Corp. Ltd., Class A	661,800	560,341
Hoshine Silicon Industry Co. Ltd., Class A	146,800	1,202,376
Hua Hong Semiconductor Ltd.(b)(c)	1,471,000	3,907,357
Huadian Power International Corp. Ltd., Class A	1,439,600	1,049,627
Huadong Medicine Co. Ltd., Class A	233,405	1,261,821
Huafon Chemical Co. Ltd., Class A	1,010,900	1,164,707
Huagong Tech Co. Ltd., Class A	191,600	948,560
Huaibei Mining Holdings Co. Ltd., Class A	370,400	745,204
Hualan Biological Engineering Inc., Class A	267,283	624,105
Huaneng Lancang River Hydropower Inc., Class A	742,300	953,385
Huaneng Power International Inc., Class A	1,452,500	1,400,169
Huaneng Power International Inc., Class H	9,594,000	5,004,074
Huaqin Technology Co. Ltd., Class A	114,600	993,624
Huatai Securities Co. Ltd., Class A	1,197,409	2,985,084
Huatai Securities Co. Ltd., Class H(b)	2,796,800	4,837,337
Huaxia Bank Co. Ltd., Class A	1,963,660	2,052,875
Huayu Automotive Systems Co. Ltd., Class A	409,568	959,926
Huizhou Desay Sv Automotive Co. Ltd., Class A	90,300	1,566,318
Humanwell Healthcare Group Co. Ltd., Class A	239,100	734,763
Hunan Valin Steel Co. Ltd., Class A	1,351,700	826,877
Hundsun Technologies Inc., Class A	301,644	1,287,045
Hwatsing Technology Co. Ltd., Class A, NVS	32,058	843,260
Hygon Information Technology Co. Ltd., Class A, NVS	320,952	5,626,635
IEIT Systems Co. Ltd., Class A	216,790	1,438,534
Iflytek Co. Ltd., Class A	345,919	2,462,029

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Imeik Technology Development Co. Ltd., Class A	41,860	$1,230,887
Industrial & Commercial Bank of China Ltd., Class A	8,282,662	7,036,494
Industrial & Commercial Bank of China Ltd., Class H	156,868,085	92,489,564
Industrial Bank Co. Ltd., Class A	2,821,042	7,050,361
Industrial Securities Co. Ltd., Class A	1,389,876	1,237,482
Ingenic Semiconductor Co. Ltd., Class A	68,600	658,788
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	7,157,400	1,902,458
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	311,300	869,172
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,260,700	830,349
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	912,170	3,613,979
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,482,200	5,462,980
Innovent Biologics Inc.(a)(b)(c)	2,760,500	13,766,976
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	142,900	1,263,758
JA Solar Technology Co. Ltd., Class A	429,260	1,035,816
JCET Group Co. Ltd., Class A	247,000	1,332,880
JD Health International Inc.(a)(b)	2,579,250	9,514,162
JD Logistics Inc.(a)(b)	4,504,300	8,128,768
JD.com Inc., Class A	5,572,854	104,173,267
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,001,900	1,321,584
Jiangsu Expressway Co. Ltd., Class H	3,002,000	3,050,494
Jiangsu Hengli Hydraulic Co. Ltd., Class A	213,288	1,567,309
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	853,541	5,998,101
Jiangsu King's Luck Brewery JSC Ltd., Class A	195,286	1,217,076
Jiangsu Yanghe Distillery Co. Ltd., Class A	214,250	2,545,422
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	142,400	679,633
Jiangsu Zhongtian Technology Co. Ltd., Class A	559,624	1,233,819
Jiangxi Copper Co. Ltd., Class A	253,000	739,707
Jiangxi Copper Co. Ltd., Class H	2,699,000	4,356,513
Jinko Solar Co. Ltd., Class A	1,219,281	1,479,371
Kanzhun Ltd., ADR	589,947	7,964,285
KE Holdings Inc., ADR	1,439,505	27,134,669
Kingdee International Software Group Co. Ltd.(a)	6,699,000	7,606,396
Kingsoft Corp. Ltd.	2,135,600	8,686,473
Kuaishou Technology(a)(b)	5,945,600	37,276,531
Kuang-Chi Technologies Co. Ltd., Class A	298,100	1,659,198
Kunlun Energy Co. Ltd.	9,032,000	8,547,736
Kunlun Tech Co. Ltd., Class A	180,200	1,152,234
Kweichow Moutai Co. Ltd., Class A	168,687	35,728,915
LB Group Co. Ltd., Class A	354,300	875,487
Legend Biotech Corp., ADR(a)(c)	165,490	6,962,164
Lenovo Group Ltd.	18,142,000	21,467,853
Lens Technology Co. Ltd., Class A	704,400	2,017,790
Li Auto Inc., Class A(a)	2,787,690	33,015,885
Li Ning Co. Ltd.	5,181,500	10,763,842
Lingyi iTech Guangdong Co., Class A	1,144,280	1,359,973
Longfor Group Holdings Ltd.(b)(c)	4,548,000	6,460,560
LONGi Green Energy Technology Co. Ltd., Class A	937,171	2,398,193
Loongson Technology Corp. Ltd., Class A(a)	45,253	1,036,503
Luxshare Precision Industry Co. Ltd., Class A	986,346	5,291,633
Luzhou Laojiao Co. Ltd., Class A	209,489	4,037,898
Mango Excellent Media Co. Ltd., Class A	293,700	1,175,291
Maxscend Microelectronics Co. Ltd., Class A	66,644	857,660
Security	Shares	Value
China (continued)
Meituan, Class B(a)(b)	11,170,200	$235,616,021
Metallurgical Corp. of China Ltd., Class A	2,626,590	1,216,648
Midea Group Co. Ltd.(a)	699,400	6,234,369
Midea Group Co. Ltd., Class A	447,500	4,349,442
MINISO Group Holding Ltd.(c)	877,080	4,386,722
MMG Ltd.(a)	9,921,600	3,405,514
Montage Technology Co. Ltd., Class A	180,200	1,683,096
Muyuan Foods Co. Ltd., Class A(a)	758,939	4,286,978
NARI Technology Co. Ltd., Class A	1,075,554	3,683,025
National Silicon Industry Group Co. Ltd., Class A	380,713	1,139,532
NAURA Technology Group Co. Ltd., Class A	77,700	4,473,598
NetEase Inc.	4,365,250	75,995,834
New China Life Insurance Co. Ltd., Class A	329,202	2,166,468
New China Life Insurance Co. Ltd., Class H	1,936,400	5,951,539
New Hope Liuhe Co. Ltd., Class A(a)	463,097	611,305
New Oriental Education & Technology Group Inc.	3,318,800	19,545,188
Ninestar Corp., Class A(a)	257,838	953,649
Ningbo Deye Technology Co. Ltd., Class A, NVS	94,820	1,133,276
Ningbo Orient Wires & Cables Co. Ltd., Class A	126,700	1,012,839
Ningbo Sanxing Medical Electric Co. Ltd., Class A	195,000	833,516
Ningbo Tuopu Group Co. Ltd., Class A	252,605	1,834,262
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,042,400	2,329,877
NIO Inc., Class A(a)(c)	3,231,605	14,428,772
Nongfu Spring Co. Ltd., Class H(b)	4,518,600	19,382,402
OFILM Group Co. Ltd., Class A(a)	456,500	847,376
Oppein Home Group Inc., Class A	87,700	874,999
Orient Overseas International Ltd.	307,500	3,942,706
Orient Securities Co. Ltd., Class A	1,199,634	1,815,135
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,833,589	732,339
PDD Holdings Inc., ADR(a)(c)	1,565,762	151,189,979
People's Insurance Co. Group of China Ltd. (The), Class A	1,689,300	1,694,321
People's Insurance Co. Group of China Ltd. (The), Class H	18,334,000	8,775,805
PetroChina Co. Ltd., Class A	2,949,300	3,276,412
PetroChina Co. Ltd., Class H	47,608,000	33,896,945
Pharmaron Beijing Co. Ltd., Class A	218,300	836,156
PICC Property & Casualty Co. Ltd., Class H	15,513,192	23,553,767
Ping An Bank Co. Ltd., Class A	2,692,167	4,244,720
Ping An Insurance Group Co. of China Ltd., Class A	1,445,584	10,703,447
Ping An Insurance Group Co. of China Ltd., Class H	15,150,000	88,109,109
Piotech Inc., Class A, NVS	35,728	987,392
Poly Developments and Holdings Group Co. Ltd., Class A	1,628,884	2,317,637
Pop Mart International Group Ltd.(b)	1,203,600	13,971,760
Postal Savings Bank of China Co. Ltd., Class A	4,308,000	3,161,716
Postal Savings Bank of China Co. Ltd., Class H(b)	17,400,000	9,909,691
Power Construction Corp. of China Ltd., Class A	2,561,400	1,975,202
Qifu Technology Inc.	262,169	9,991,261
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	899,700	2,227,937
Range Intelligent Computing Technology Group Co. Ltd., Class A	220,900	1,017,794
Rongsheng Petrochemical Co. Ltd., Class A	1,529,158	2,023,299
SAIC Motor Corp. Ltd., Class A	948,606	2,308,505
Sailun Group Co. Ltd., Class A	451,200	922,255
Sanan Optoelectronics Co. Ltd., Class A	688,400	1,231,679

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sany Heavy Industry Co. Ltd., Class A	1,043,852	$2,526,676
Satellite Chemical Co. Ltd., Class A	637,184	1,584,465
SDIC Capital Co. Ltd., Class A	1,093,200	1,168,524
SDIC Power Holdings Co. Ltd., Class A	1,102,300	2,319,592
Seres Group Co. Ltd., Class A, NVS(a)	206,400	3,494,410
SF Holding Co. Ltd., Class A	658,235	3,766,444
SG Micro Corp., Class A	66,321	807,794
Shaanxi Coal Industry Co. Ltd., Class A	1,324,476	4,285,807
Shandong Gold Mining Co. Ltd., Class A	476,936	1,613,835
Shandong Gold Mining Co. Ltd., Class H(b)	1,754,750	3,118,684
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	264,580	808,014
Shandong Linglong Tyre Co. Ltd., Class A	191,600	507,795
Shandong Nanshan Aluminum Co. Ltd., Class A	1,614,100	895,947
Shandong Sun Paper Industry JSC Ltd., Class A	385,800	784,158
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,738,000	3,318,895
Shanghai Baosight Software Co. Ltd., Class A	339,259	1,317,291
Shanghai Baosight Software Co. Ltd., Class B	1,636,796	2,719,761
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,067	777,512
Shanghai Electric Group Co. Ltd., Class A(a)	1,746,591	2,064,661
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	360,489	1,328,738
Shanghai International Airport Co. Ltd., Class A	221,198	1,069,765
Shanghai M&G Stationery Inc., Class A	180,037	830,973
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	400,100	1,203,295
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,637,800	2,736,684
Shanghai Pudong Development Bank Co. Ltd., Class A	3,867,595	5,075,921
Shanghai Putailai New Energy Technology Co. Ltd., Class A	360,366	995,057
Shanghai RAAS Blood Products Co. Ltd., Class A	1,266,700	1,319,428
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,449,900	1,669,194
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	120,102	2,184,808
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	217,700	856,811
Shanjin International Gold Co. Ltd., Class A	419,400	944,153
Shanxi Coal International Energy Group Co. Ltd., Class A	334,700	570,550
Shanxi Coking Coal Energy Group Co. Ltd., Class A	889,500	1,003,457
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	451,400	913,505
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	160,800	4,553,008
Shenergy Co. Ltd., Class A	675,700	766,492
Shengyi Technology Co. Ltd., Class A	422,200	1,232,646
Shennan Circuits Co. Ltd., Class A	70,140	961,809
Shenwan Hongyuan Group Co. Ltd., Class A	3,480,470	2,583,483
Shenzhen Inovance Technology Co. Ltd., Class A	189,997	1,590,861
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	162,332	5,875,862
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	106,300	963,037
Shenzhen Transsion Holdings Co. Ltd., Class A	158,346	2,083,805
Security	Shares	Value
China (continued)
Shenzhou International Group Holdings Ltd.	1,857,500	$14,380,264
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	269,900	643,011
Sichuan Chuantou Energy Co. Ltd., Class A	799,760	1,817,499
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	293,078	1,327,919
Sichuan Road & Bridge Group Co. Ltd., Class A	853,180	880,013
Sieyuan Electric Co. Ltd., Class A	107,300	1,152,494
Sino Biopharmaceutical Ltd.	23,762,750	10,011,598
Sinopharm Group Co. Ltd., Class H	3,055,600	8,009,656
Sinotruk Hong Kong Ltd.	1,572,500	4,355,704
Smoore International Holdings Ltd.(b)(c)	4,331,000	6,429,065
SooChow Securities Co. Ltd., Class A	809,100	922,224
Spring Airlines Co. Ltd., Class A	140,400	1,107,857
Sungrow Power Supply Co. Ltd., Class A	281,580	3,176,682
Sunny Optical Technology Group Co. Ltd.	1,599,600	13,066,007
Sunwoda Electronic Co. Ltd., Class A	327,400	1,040,703
SUPCON Technology Co. Ltd., Class A	127,843	860,646
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	270,700	962,632
Suzhou Maxwell Technologies Co. Ltd., Class A	44,140	755,117
Suzhou TFC Optical Communication Co. Ltd., Class A	81,380	1,167,280
TAL Education Group, ADR(a)	936,143	9,295,900
TBEA Co. Ltd., Class A	858,880	1,616,172
TCL Technology Group Corp., Class A	2,358,230	1,529,182
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	370,316	539,603
Tencent Holdings Ltd.	14,653,500	756,754,547
Tencent Music Entertainment Group, ADR	1,704,350	19,446,634
Tianfeng Securities Co. Ltd., Class A(a)	1,173,500	793,615
Tianqi Lithium Corp., Class A	235,400	1,245,729
Tianshan Aluminum Group Co. Ltd., Class A	631,600	707,719
Tianshui Huatian Technology Co. Ltd., Class A	435,100	713,159
Tingyi Cayman Islands Holding Corp.	4,568,000	5,742,505
Tongcheng Travel Holdings Ltd.(c)	2,966,000	7,291,782
TongFu Microelectronics Co. Ltd., Class A	212,400	879,735
Tongkun Group Co. Ltd., Class A	477,000	763,797
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,740,600	798,845
Tongwei Co. Ltd., Class A	578,684	2,200,236
TravelSky Technology Ltd., Class H	2,249,000	3,043,613
Trina Solar Co. Ltd., Class A	269,397	910,053
Trip.com Group Ltd.(a)	1,381,412	89,796,781
Tsingtao Brewery Co. Ltd., Class A	112,590	1,137,999
Tsingtao Brewery Co. Ltd., Class H	1,444,000	9,038,920
Unigroup Guoxin Microelectronics Co. Ltd., Class A	118,039	1,080,756
Unisplendour Corp. Ltd., Class A	400,354	1,412,754
Vipshop Holdings Ltd., ADR	772,062	10,662,176
Wanhua Chemical Group Co. Ltd., Class A	419,691	4,324,971
Want Want China Holdings Ltd.	11,278,000	6,349,311
Weichai Power Co. Ltd., Class A	1,008,644	1,875,269
Weichai Power Co. Ltd., Class H	4,212,800	5,841,713
Wens Foodstuff Group Co. Ltd., Class A	880,970	2,118,509
Western Mining Co. Ltd., Class A	332,700	778,913
Western Securities Co. Ltd., Class A	820,010	1,021,090
Western Superconducting Technologies Co. Ltd., Class A	83,012	511,185
Will Semiconductor Co. Ltd. Shanghai, Class A	166,470	2,279,354
Wingtech Technology Co. Ltd., Class A	199,600	1,123,535
Wintime Energy Group Co. Ltd., Class A, NVS	3,016,700	659,252
Wuhan Guide Infrared Co. Ltd., Class A	713,532	784,918

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Wuliangye Yibin Co. Ltd., Class A	514,028	$10,472,684
WUS Printed Circuit Kunshan Co. Ltd., Class A	253,123	1,308,029
WuXi AppTec Co. Ltd., Class A	300,529	2,090,678
WuXi AppTec Co. Ltd., Class H(b)(c)	717,970	4,372,593
Wuxi Biologics Cayman Inc.(a)(b)(c)	7,997,500	15,423,415
XCMG Construction Machinery Co. Ltd., Class A	1,607,069	1,798,132
Xiaomi Corp., Class B(a)(b)	34,611,000	124,567,712
Xinjiang Daqo New Energy Co. Ltd., Class A	249,342	998,983
Xinyi Solar Holdings Ltd.	11,126,000	4,969,830
XPeng Inc., Class A(a)	2,791,576	16,837,031
Yadea Group Holdings Ltd.(b)	2,894,000	4,601,047
Yankuang Energy Group Co. Ltd., Class A	776,730	1,571,176
Yankuang Energy Group Co. Ltd., Class H	7,294,660	8,408,740
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	229,098	1,117,411
Yealink Network Technology Corp. Ltd., Class A	170,742	896,675
Yifeng Pharmacy Chain Co. Ltd., Class A	222,428	721,269
Yihai Kerry Arawana Holdings Co. Ltd., Class A	269,800	1,280,019
Yonyou Network Technology Co. Ltd., Class A(a)	505,851	925,844
Youngor Fashion Co. Ltd., Class A	635,400	711,328
YTO Express Group Co. Ltd., Class A	505,600	1,010,189
Yum China Holdings Inc.	856,927	39,889,952
Yunnan Aluminium Co. Ltd., Class A	590,500	1,119,929
Yunnan Baiyao Group Co. Ltd., Class A	279,382	2,216,132
Yunnan Energy New Material Co. Ltd., Class A	136,300	704,349
Yunnan Yuntianhua Co. Ltd., Class A	252,600	767,860
Yutong Bus Co. Ltd., Class A	307,200	928,758
Zangge Mining Co. Ltd., Class A	274,400	1,097,249
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	90,964	2,941,356
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,498,000	5,144,195
Zhejiang China Commodities City Group Co. Ltd., Class A	733,100	1,451,064
Zhejiang Chint Electrics Co. Ltd., Class A	287,723	904,742
Zhejiang Dahua Technology Co. Ltd., Class A	506,784	1,147,380
Zhejiang Expressway Co. Ltd., Class H	3,954,640	2,608,114
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	237,304	598,296
Zhejiang Huayou Cobalt Co. Ltd., Class A	275,315	1,237,580
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	182,884	883,438
Zhejiang Juhua Co. Ltd., Class A	401,100	1,247,293
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,152,500	4,214,118
Zhejiang NHU Co. Ltd., Class A	483,087	1,453,120
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	322,900	1,036,268
Zhejiang Supor Co. Ltd., Class A	86,982	629,166
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	287,500	783,001
Zhejiang Weiming Environment Protection Co. Ltd., Class A	231,500	659,129
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,608,100	1,195,251
Zheshang Securities Co. Ltd., Class A	626,800	1,101,187
Zhongji Innolight Co. Ltd., Class A	151,140	2,665,529
Zhongjin Gold Corp. Ltd., Class A	804,000	1,396,570
Zhongsheng Group Holdings Ltd.	1,865,500	3,700,904
Zhongtai Securities Co. Ltd., Class A	1,186,400	1,143,540
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	120,217	775,097
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,136,700	4,036,205
Zijin Mining Group Co. Ltd., Class A	3,017,900	6,588,333
Zijin Mining Group Co. Ltd., Class H	12,594,000	24,410,851
Security	Shares	Value
China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	974,254	$940,261
ZTE Corp., Class A	553,000	2,390,563
ZTE Corp., Class H	1,733,600	4,236,142
ZTO Express Cayman Inc.	954,234	18,185,235
		4,705,787,312
Colombia — 0.1%
Bancolombia SA	575,777	5,039,322
Interconexion Electrica SA ESP	1,035,782	3,925,218
		8,964,540
Czech Republic — 0.1%
CEZ AS	364,207	14,654,576
Komercni Banka AS	172,915	5,899,154
Moneta Money Bank AS(b)	675,792	3,478,515
		24,032,245
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	5,208,139	8,548,952
Eastern Co. SAE	3,326,260	1,819,750
Talaat Moustafa Group	1,882,998	2,201,957
		12,570,659
Greece — 0.4%
Alpha Services and Holdings SA	5,116,250	7,957,280
Eurobank Ergasias Services and Holdings SA, Class A	5,877,270	12,463,590
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	388,817	6,144,307
Jumbo SA	261,235	6,822,726
Metlen Energy & Metals SA	239,847	7,900,918
National Bank of Greece SA	1,955,723	13,806,318
OPAP SA	427,214	7,008,958
Piraeus Financial Holdings SA	2,371,526	8,720,312
Public Power Corp. SA	482,777	5,850,083
		76,674,495
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	911,353	6,246,392
OTP Bank Nyrt	500,835	27,147,231
Richter Gedeon Nyrt	316,206	8,410,863
		41,804,486
India — 19.8%
ABB India Ltd.	121,028	10,655,895
Adani Enterprises Ltd.	337,421	9,867,251
Adani Green Energy Ltd.(a)	465,217	7,312,109
Adani Ports & Special Economic Zone Ltd.	1,214,079	17,160,253
Adani Power Ltd.(a)	1,351,031	8,895,581
Alkem Laboratories Ltd.	94,494	6,318,032
Ambuja Cements Ltd.	1,374,601	8,676,140
APL Apollo Tubes Ltd.	395,560	7,117,858
Apollo Hospitals Enterprise Ltd.	232,378	18,805,886
Ashok Leyland Ltd.	3,350,486	9,224,975
Asian Paints Ltd.	858,829	25,229,864
Astral Ltd.	307,609	6,524,008
AU Small Finance Bank Ltd.(b)	815,273	5,647,029
Aurobindo Pharma Ltd.	605,741	9,074,336
Avenue Supermarts Ltd.(a)(b)	366,677	16,114,343
Axis Bank Ltd.	5,174,378	69,795,118
Bajaj Auto Ltd.	153,471	16,434,662
Bajaj Finance Ltd.	629,163	49,086,721
Bajaj Finserv Ltd.	864,226	16,204,589
Bajaj Holdings & Investment Ltd.	60,136	7,460,701
Balkrishna Industries Ltd.	177,032	5,836,686

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bank of Baroda	2,397,637	$7,011,305
Bharat Electronics Ltd.	8,324,545	30,454,277
Bharat Forge Ltd.	581,898	9,200,486
Bharat Heavy Electricals Ltd.	2,404,192	7,186,440
Bharat Petroleum Corp. Ltd.	3,477,647	12,079,389
Bharti Airtel Ltd.	5,786,887	111,743,704
Bosch Ltd.	16,185	6,703,583
Britannia Industries Ltd.	245,275	14,346,399
BSE Ltd.	95,664	5,308,991
Canara Bank	4,152,018	5,028,607
CG Power & Industrial Solutions Ltd.	1,379,906	11,990,057
Cholamandalam Investment and Finance Co. Ltd.	961,937	14,081,183
Cipla Ltd.	1,183,438	21,518,587
Coal India Ltd.	4,224,668	20,897,131
Colgate-Palmolive India Ltd.	310,773	10,643,800
Container Corp. of India Ltd.	562,706	5,533,358
Cummins India Ltd.	318,940	13,178,009
Dabur India Ltd.	1,227,007	7,667,668
Divi's Laboratories Ltd.	268,133	19,603,067
Dixon Technologies India Ltd.	74,763	14,035,768
DLF Ltd.	1,692,064	16,537,595
Dr Reddy's Laboratories Ltd.	1,310,078	18,666,850
Eicher Motors Ltd.	310,242	17,764,109
GAIL India Ltd.	5,199,502	12,326,007
GMR Airports Infrastructure Ltd.(a)	5,539,535	5,474,313
Godrej Consumer Products Ltd.	931,072	13,760,296
Godrej Properties Ltd.(a)	292,824	9,653,446
Grasim Industries Ltd.	604,558	18,686,320
Havells India Ltd.	562,619	11,458,719
HCL Technologies Ltd.	2,154,380	47,266,616
HDFC Asset Management Co. Ltd.(b)	212,406	10,593,922
HDFC Bank Ltd.	12,664,606	270,259,433
HDFC Life Insurance Co. Ltd.(b)	2,195,454	17,129,412
Hero MotoCorp Ltd.	274,267	15,490,767
Hindalco Industries Ltd.	3,075,413	23,954,144
Hindustan Aeronautics Ltd., NVS	454,699	24,176,593
Hindustan Petroleum Corp. Ltd.	2,070,099	9,422,737
Hindustan Unilever Ltd.	1,857,973	54,940,913
ICICI Bank Ltd.	11,753,030	180,828,377
ICICI Lombard General Insurance Co. Ltd.(b)	534,859	11,796,951
ICICI Prudential Life Insurance Co. Ltd.(b)	824,509	6,838,876
IDFC First Bank Ltd.(a)	8,064,160	6,128,356
Indian Hotels Co. Ltd., Class A	1,950,940	18,369,078
Indian Oil Corp. Ltd.	6,334,070	10,435,502
Indian Railway Catering & Tourism Corp. Ltd.	556,421	5,392,770
Indus Towers Ltd.(a)	2,708,561	11,237,973
IndusInd Bank Ltd.	629,350	7,433,415
Info Edge India Ltd.	163,096	15,967,049
Infosys Ltd.	7,493,467	165,265,774
InterGlobe Aviation Ltd.(a)(b)	428,846	22,278,372
ITC Ltd.	6,788,987	38,386,950
Jindal Stainless Ltd.	718,128	5,821,231
Jindal Steel & Power Ltd.	827,749	8,911,913
Jio Financial Services Ltd., NVS(a)	6,451,981	25,156,932
JSW Energy Ltd.	889,988	6,915,684
JSW Steel Ltd.	1,374,341	15,767,939
Jubilant Foodworks Ltd.	841,239	6,429,899
Kalyan Jewellers India Ltd.	931,424	8,009,030
Kotak Mahindra Bank Ltd.	2,454,201	51,417,094
Larsen & Toubro Ltd.	1,517,948	67,064,391
LTIMindtree Ltd.(b)	168,521	12,345,183
Security	Shares	Value
India (continued)
Lupin Ltd.	512,293	$12,447,870
Macrotech Developers Ltd.	664,623	9,880,748
Mahindra & Mahindra Ltd.	2,102,042	74,047,826
Mankind Pharma Ltd.(a)	216,696	6,582,134
Marico Ltd.	1,191,656	9,111,825
Maruti Suzuki India Ltd.	284,699	37,402,985
Max Healthcare Institute Ltd.	1,786,164	20,756,515
Mphasis Ltd.	238,532	8,433,910
MRF Ltd.	5,418	8,044,434
Muthoot Finance Ltd.	279,384	6,356,169
Nestle India Ltd., NVS	759,976	20,117,637
NHPC Ltd., NVS	6,586,850	6,380,364
NMDC Ltd.	2,280,704	6,237,086
NTPC Ltd.	9,876,370	42,646,714
Oberoi Realty Ltd.	287,360	6,845,075
Oil & Natural Gas Corp. Ltd.	7,156,415	21,806,598
Oil India Ltd.	1,103,658	6,428,172
Oracle Financial Services Software Ltd.	50,937	7,077,578
Page Industries Ltd.	14,355	7,595,153
PB Fintech Ltd.(a)	691,247	15,565,556
Persistent Systems Ltd., NVS	243,238	17,046,469
Petronet LNG Ltd.	1,726,661	6,825,770
Phoenix Mills Ltd. (The)	451,548	8,876,217
PI Industries Ltd.	171,681	8,273,688
Pidilite Industries Ltd.	347,335	12,604,093
Polycab India Ltd.	117,778	10,197,707
Power Finance Corp. Ltd.	3,393,790	19,931,830
Power Grid Corp. of India Ltd.	10,482,028	40,924,206
Prestige Estates Projects Ltd.	389,123	7,630,455
Punjab National Bank	5,068,389	6,322,457
Rail Vikas Nigam Ltd.	1,178,907	6,106,349
REC Ltd.	3,009,071	19,017,780
Reliance Industries Ltd.	13,714,082	210,440,042
Samvardhana Motherson International Ltd.	6,809,397	13,154,043
SBI Cards & Payment Services Ltd.	644,597	5,351,175
SBI Life Insurance Co. Ltd.(b)	1,029,086	17,557,163
Shree Cement Ltd.	20,806	6,432,840
Shriram Finance Ltd.	639,829	22,900,176
Siemens Ltd.	202,645	18,191,037
Solar Industries India Ltd.	61,778	7,834,337
Sona Blw Precision Forgings Ltd.(b)	950,098	7,573,441
SRF Ltd.	313,190	8,405,699
State Bank of India	4,032,835	40,137,845
Sun Pharmaceutical Industries Ltd.	2,162,100	45,635,910
Sundaram Finance Ltd.	137,800	6,489,338
Supreme Industries Ltd.	145,005	7,991,401
Suzlon Energy Ltd.(a)	21,500,674	16,115,310
Tata Communications Ltd.	269,545	5,611,558
Tata Consultancy Services Ltd.	2,040,465	103,353,534
Tata Consumer Products Ltd.	1,319,741	15,010,684
Tata Elxsi Ltd.	78,262	6,192,067
Tata Motors Ltd.	4,570,641	42,722,870
Tata Power Co. Ltd. (The)	3,381,328	16,631,549
Tata Steel Ltd.	16,899,259	28,999,249
Tech Mahindra Ltd.	1,226,958	24,930,078
Thermax Ltd.	89,056	4,849,299
Titan Co. Ltd.	798,070	30,786,220
Torrent Pharmaceuticals Ltd.	233,012	9,180,748
Torrent Power Ltd.	372,979	6,683,365
Trent Ltd.	412,695	33,263,713
Tube Investments of India Ltd.	246,519	10,491,916
TVS Motor Co. Ltd.	542,099	15,662,329

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
UltraTech Cement Ltd.	260,506	$34,601,351
Union Bank of India Ltd.	3,419,735	4,942,843
United Spirits Ltd.	674,505	12,231,409
UPL Ltd.	1,044,041	6,749,677
Varun Beverages Ltd.	2,594,323	19,072,958
Vedanta Ltd.	3,114,626	16,760,263
Vodafone Idea Ltd.(a)	53,731,826	5,334,732
Voltas Ltd.	485,475	9,549,738
Wipro Ltd.	2,948,072	20,230,667
Yes Bank Ltd.(a)	32,277,439	7,641,860
Zomato Ltd.(a)	14,970,745	49,821,011
Zydus Lifesciences Ltd.	568,947	6,518,690
		3,464,970,282
Indonesia — 1.5%
Adaro Energy Indonesia Tbk PT	31,842,300	4,179,993
Amman Mineral Internasional PT(a)	14,615,600	8,308,239
Astra International Tbk PT	44,925,000	14,473,256
Bank Central Asia Tbk PT	124,126,200	78,337,772
Bank Mandiri Persero Tbk PT	83,920,900	32,629,906
Bank Negara Indonesia Persero Tbk PT	33,841,652	10,650,474
Bank Rakyat Indonesia Persero Tbk PT	153,845,708	41,445,225
Barito Pacific Tbk PT	55,048,987	2,973,383
Chandra Asri Pacific Tbk PT	17,639,800	7,737,243
Charoen Pokphand Indonesia Tbk PT	17,108,145	5,042,287
GoTo Gojek Tokopedia Tbk PT(a)	2,041,610,966	9,154,320
Indah Kiat Pulp & Paper Tbk PT	5,705,500	2,613,547
Indofood CBP Sukses Makmur Tbk PT	5,460,500	4,100,975
Indofood Sukses Makmur Tbk PT	9,889,600	4,712,306
Kalbe Farma Tbk PT	47,840,215	4,528,894
Merdeka Copper Gold Tbk PT(a)	23,171,563	2,702,227
Sumber Alfaria Trijaya Tbk PT	42,674,200	7,675,700
Telkom Indonesia Persero Tbk PT	110,529,600	18,952,082
Unilever Indonesia Tbk PT	17,890,600	2,107,179
United Tractors Tbk PT	3,474,153	5,868,730
		268,193,738
Kuwait — 0.7%
Boubyan Bank KSCP	3,339,395	5,937,966
Gulf Bank KSCP	4,639,127	4,813,226
Kuwait Finance House KSCP	22,747,322	54,593,277
Mabanee Co. KPSC	1,617,188	4,307,242
Mobile Telecommunications Co. KSCP	4,255,126	6,381,914
National Bank of Kuwait SAKP	17,678,740	50,017,036
		126,050,661
Malaysia — 1.5%
AMMB Holdings Bhd	4,855,375	5,888,202
Axiata Group Bhd	6,457,400	3,402,928
CELCOMDIGI Bhd	8,314,300	6,700,127
CIMB Group Holdings Bhd(c)	16,144,200	29,961,678
Gamuda Bhd	4,316,200	8,661,157
Genting Bhd(c)	4,834,700	4,071,329
Genting Malaysia Bhd	6,717,900	3,266,831
Hong Leong Bank Bhd	1,513,600	7,045,914
IHH Healthcare Bhd	4,773,300	7,796,211
Inari Amertron Bhd(c)	6,205,400	3,861,463
IOI Corp. Bhd	5,913,720	5,059,845
Kuala Lumpur Kepong Bhd	1,176,900	5,531,153
Malayan Banking Bhd(c)	12,177,300	27,943,074
Malaysia Airports Holdings Bhd	1,946,900	4,642,776
Maxis Bhd	5,501,900	4,297,720
MISC Bhd	3,001,700	4,895,911
MR DIY Group M Bhd(b)	7,194,200	2,934,729
Security	Shares	Value
Malaysia (continued)
Nestle Malaysia Bhd	180,600	$3,928,913
Petronas Chemicals Group Bhd	6,462,100	6,774,780
Petronas Dagangan Bhd	713,000	3,143,937
Petronas Gas Bhd	1,857,400	7,454,672
PPB Group Bhd	1,504,860	4,445,012
Press Metal Aluminium Holdings Bhd	8,612,200	8,996,188
Public Bank Bhd	33,508,550	33,712,881
QL Resources Bhd	3,842,100	4,214,396
RHB Bank Bhd	3,386,825	5,151,438
SD Guthrie Bhd	4,945,073	5,362,630
Sime Darby Bhd	6,265,473	3,216,880
Sunway Bhd	5,148,700	5,627,647
Telekom Malaysia Bhd	2,852,600	4,082,787
Tenaga Nasional Bhd	5,933,750	18,238,018
YTL Corp. Bhd	7,612,200	3,570,957
YTL Power International Bhd	5,619,300	4,309,179
		258,191,363
Mexico — 1.8%
Alfa SAB de CV, Class A	8,373,838	6,350,788
America Movil SAB de CV, Series B	41,179,650	30,622,196
Arca Continental SAB de CV	1,132,436	9,625,357
Cemex SAB de CV, NVS	33,723,015	18,845,336
Coca-Cola Femsa SAB de CV	1,197,169	9,557,883
Fibra Uno Administracion SA de CV	6,366,381	6,660,504
Fomento Economico Mexicano SAB de CV	3,960,072	35,411,835
Gruma SAB de CV, Class B	413,891	7,088,310
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	673,154	5,456,221
Grupo Aeroportuario del Pacifico SAB de CV, Class B	885,295	16,634,864
Grupo Aeroportuario del Sureste SAB de CV, Class B	400,847	10,386,367
Grupo Bimbo SAB de CV, Series A	2,950,646	8,820,312
Grupo Carso SAB de CV, Series A1	1,328,841	8,006,116
Grupo Comercial Chedraui SA de CV	651,419	4,154,893
Grupo Financiero Banorte SAB de CV, Class O	5,816,912	39,024,980
Grupo Financiero Inbursa SAB de CV, Class O(a)	4,227,149	10,103,079
Grupo Mexico SAB de CV, Series B	7,020,888	34,428,906
Industrias Penoles SAB de CV(a)	467,488	6,801,354
Kimberly-Clark de Mexico SAB de CV, Class A	3,418,063	4,660,727
Operadora De Sites Mexicanos SAB de CV(c)	2,997,221	2,017,595
Prologis Property Mexico SA de CV	2,310,969	6,906,999
Promotora y Operadora de Infraestructura SAB de CV	431,625	4,121,096
Wal-Mart de Mexico SAB de CV	11,573,200	30,797,231
		316,482,949
Netherlands — 0.1%
Nebius Group NV, Class A(a)	892,431	19,624,558
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	378,840	4,583,964
Credicorp Ltd.	151,308	28,063,095
Southern Copper Corp.	195,681	19,636,588
		52,283,647
Philippines — 0.5%
Ayala Corp.	575,366	6,010,574
Ayala Land Inc.	15,611,100	7,625,341
Bank of the Philippine Islands	4,303,208	9,437,922
BDO Unibank Inc.	5,492,893	14,490,998
International Container Terminal Services Inc.	2,298,330	14,502,978
JG Summit Holdings Inc.	6,584,793	2,479,522

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Jollibee Foods Corp.	1,039,919	$4,579,740
Manila Electric Co.	558,840	4,565,266
Metropolitan Bank & Trust Co.	4,311,095	5,610,721
PLDT Inc.	175,338	3,887,429
SM Investments Corp.	525,322	7,847,536
SM Prime Holdings Inc.	23,454,525	10,570,934
Universal Robina Corp.	2,020,870	2,720,626
		94,329,587
Poland — 0.8%
Alior Bank SA	206,694	4,657,460
Allegro.eu SA (a)(b)(c)	1,299,207	9,216,728
Bank Polska Kasa Opieki SA	411,605	13,758,169
Budimex SA	30,253	3,515,516
CD Projekt SA	148,849	6,138,186
Dino Polska SA(a)(b)(c)	108,856	10,345,281
KGHM Polska Miedz SA	322,047	10,126,883
LPP SA	2,510	9,702,110
mBank SA(a)(c)	34,369	4,502,279
ORLEN SA	1,299,172	16,345,090
PGE Polska Grupa Energetyczna SA(a)	2,052,750	3,408,419
Powszechna Kasa Oszczednosci Bank Polski SA	1,988,351	27,396,307
Powszechny Zaklad Ubezpieczen SA	1,322,539	14,421,558
Santander Bank Polska SA	92,321	9,954,380
		143,488,366
Qatar — 0.8%
Barwa Real Estate Co.	4,779,181	3,627,482
Commercial Bank PSQC (The)	7,465,383	8,596,399
Dukhan Bank	4,580,959	4,455,622
Industries Qatar QSC	3,356,126	11,956,178
Masraf Al Rayan QSC	13,294,879	8,768,108
Mesaieed Petrochemical Holding Co.	11,965,436	5,027,715
Ooredoo QPSC	1,867,172	6,063,444
Qatar Electricity & Water Co. QSC	1,020,179	4,438,354
Qatar Fuel QSC	1,583,814	6,433,430
Qatar Gas Transport Co. Ltd.	6,027,486	6,888,834
Qatar International Islamic Bank QSC	2,200,019	6,402,140
Qatar Islamic Bank QPSC	4,026,876	23,089,537
Qatar National Bank QPSC	10,405,127	48,791,415
		144,538,658
Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	921
Mobile TeleSystems PJSC(a)(d)	3,162,662	297
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	496
Ozon Holdings PLC, ADR(a)(d)	197,078	18
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polyus PJSC(a)(d)	126,490	12
Rosneft Oil Co. PJSC(a)(d)	4,281,715	402
Sberbank of Russia PJSC(a)(d)	39,606,181	3,719
Severstal PAO(a)(d)	805,849	75
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	42
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,073
VK Co. Ltd.(a)(d)(e)	404,870	38
VTB Bank PJSC(a)(d)	2,356,794	—
X5 Retail Group NV, GDR(a)(d)(e)	424,766	40
		7,167
Saudi Arabia — 4.0%
ACWA Power Co.	332,501	32,206,241
Ades Holding Co.	777,183	3,704,314
Advanced Petrochemical Co.(a)	310,470	2,805,626
Security	Shares	Value
Saudi Arabia (continued)
Al Rajhi Bank	4,416,321	$107,138,838
Al Rajhi Co. for Co-operative Insurance(a)	90,470	4,007,911
Alinma Bank	2,722,256	20,133,149
Almarai Co. JSC	551,746	8,211,862
Arab National Bank	2,099,504	10,679,929
Arabian Internet & Communications Services Co.	52,323	3,840,747
Bank AlBilad	1,410,456	13,158,520
Bank Al-Jazira(a)	1,148,404	4,892,619
Banque Saudi Fransi	1,360,797	11,127,893
Bupa Arabia for Cooperative Insurance Co.	189,287	9,321,008
Co. for Cooperative Insurance (The)	165,953	5,825,872
Dallah Healthcare Co.	81,602	3,297,182
Dar Al Arkan Real Estate Development Co.(a)	1,226,881	5,163,510
Dr Sulaiman Al Habib Medical Services Group Co.	198,048	14,138,378
Elm Co.	55,006	15,862,413
Etihad Etisalat Co.	866,189	12,726,885
Jarir Marketing Co.	1,330,520	4,502,816
Mobile Telecommunications Co. Saudi Arabia	1,021,948	2,812,614
Mouwasat Medical Services Co.	227,395	5,524,574
Nahdi Medical Co.	90,920	2,847,799
Power & Water Utility Co. for Jubail & Yanbu	177,663	2,668,728
Riyad Bank	3,358,905	23,477,929
SABIC Agri-Nutrients Co.	517,950	15,279,881
Sahara International Petrochemical Co.	824,774	5,335,798
SAL Saudi Logistics Services	52,842	3,627,858
Saudi Arabian Mining Co.(a)	2,914,171	40,149,514
Saudi Arabian Oil Co.(b)	12,805,840	93,602,796
Saudi Aramco Base Oil Co.	119,919	3,521,772
Saudi Awwal Bank	2,296,797	18,955,501
Saudi Basic Industries Corp.	2,010,811	36,877,446
Saudi Electricity Co.	1,911,275	8,462,324
Saudi Industrial Investment Group	857,515	3,924,421
Saudi Investment Bank (The)	1,419,978	5,291,515
Saudi Kayan Petrochemical Co.(a)	1,731,055	3,206,592
Saudi National Bank (The)	6,637,634	57,353,725
Saudi Research & Media Group(a)	84,520	5,815,841
Saudi Tadawul Group Holding Co.	108,251	6,215,214
Saudi Telecom Co.	4,450,182	47,148,715
Savola Group (The)(a)	1,254,623	8,112,829
Yanbu National Petrochemical Co.	608,921	6,054,080
		699,013,179
South Africa — 3.1%
Absa Group Ltd.	1,894,463	18,138,895
Anglo American Platinum Ltd.	179,745	5,991,527
Anglogold Ashanti PLC, NVS	1,136,955	28,541,953
Aspen Pharmacare Holdings Ltd.	840,489	7,727,857
Bid Corp. Ltd.	761,578	18,572,879
Bidvest Group Ltd. (The)	746,627	11,538,721
Capitec Bank Holdings Ltd.	197,405	35,828,221
Clicks Group Ltd.	554,130	12,084,517
Discovery Ltd.	1,241,013	13,349,461
Exxaro Resources Ltd.	566,977	5,255,945
FirstRand Ltd.	11,365,835	48,766,651
Gold Fields Ltd.	2,020,027	28,956,277
Harmony Gold Mining Co. Ltd.	1,302,749	12,017,249
Impala Platinum Holdings Ltd.(a)	2,035,357	11,590,841
Kumba Iron Ore Ltd.	141,043	2,603,576
MTN Group Ltd.	3,792,031	17,015,589
Naspers Ltd., Class N	382,300	86,321,871
Nedbank Group Ltd.	1,038,357	16,712,271

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
NEPI Rockcastle NV	1,267,029	$9,828,903
Old Mutual Ltd.	10,864,353	7,652,460
OUTsurance Group Ltd., NVS	1,875,329	6,729,481
Pepkor Holdings Ltd.(b)	5,119,152	7,601,684
Reinet Investments SCA	318,157	8,540,029
Remgro Ltd.	1,132,984	9,475,780
Sanlam Ltd.	4,100,552	20,051,822
Sasol Ltd.	1,314,651	6,454,834
Shoprite Holdings Ltd.	1,132,593	18,655,165
Sibanye Stillwater Ltd.(a)	6,480,997	6,503,803
Standard Bank Group Ltd.	3,027,636	39,807,752
Vodacom Group Ltd.	1,428,898	8,086,889
Woolworths Holdings Ltd./South Africa	2,177,422	7,594,766
		537,997,669
South Korea — 9.3%
Alteogen Inc.(a)	90,173	18,232,575
Amorepacific Corp.	66,877	5,025,327
Celltrion Inc.	341,731	46,017,991
CJ CheilJedang Corp.	19,044	3,611,121
Coway Co. Ltd.	130,551	6,186,558
DB Insurance Co. Ltd.	106,297	8,339,581
Doosan Bobcat Inc.	128,523	3,599,795
Doosan Enerbility Co. Ltd.(a)	1,008,453	15,398,660
Ecopro BM Co. Ltd.(a)(c)	110,530	10,773,786
Ecopro Co. Ltd.(a)	225,861	12,381,351
Ecopro Materials Co. Ltd.(a)	37,470	2,292,134
Enchem Co. Ltd.(a)	31,551	2,904,762
GS Holdings Corp.	104,895	3,157,253
Hana Financial Group Inc.	648,893	29,098,289
Hanjin Kal Corp.	56,079	3,231,895
Hankook Tire & Technology Co. Ltd.	172,450	4,674,062
Hanmi Pharm Co. Ltd.	14,825	2,905,317
Hanmi Semiconductor Co. Ltd.	100,418	5,456,323
Hanwha Aerospace Co. Ltd.	72,377	16,278,567
Hanwha Ocean Co. Ltd.(a)	208,989	5,278,787
HD Hyundai Co. Ltd.	100,699	5,632,107
HD Hyundai Electric Co. Ltd.	52,674	13,383,682
HD Hyundai Heavy Industries Co. Ltd.(a)	50,822	8,051,255
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	95,683	14,093,134
HLB Inc.(a)	266,298	13,817,952
HMM Co. Ltd.	571,605	7,365,613
HYBE Co. Ltd.	49,652	6,956,385
Hyundai Glovis Co. Ltd.	85,552	7,564,235
Hyundai Mobis Co. Ltd.	134,909	23,231,769
Hyundai Motor Co.	306,645	48,331,589
Hyundai Rotem Co. Ltd.	172,513	6,297,696
Industrial Bank of Korea	626,537	6,693,902
Kakao Corp.	698,215	20,118,724
KakaoBank Corp.	383,492	6,162,939
KB Financial Group Inc.	844,997	58,359,707
Kia Corp.	538,172	36,037,531
Korea Aerospace Industries Ltd.(c)	165,260	6,943,941
Korea Electric Power Corp.(a)	575,422	10,003,726
Korea Investment Holdings Co. Ltd.	100,700	5,410,619
Korea Zinc Co. Ltd.	11,736	9,989,181
Korean Air Lines Co. Ltd.	417,217	7,780,281
Krafton Inc.(a)	65,314	14,678,886
KT&G Corp.	235,829	20,641,624
Kumho Petrochemical Co. Ltd.(c)	35,443	2,519,910
L&F Co. Ltd.(a)	59,010	4,161,548
LG Chem Ltd.	108,683	22,235,868
Security	Shares	Value
South Korea (continued)
LG Corp.	216,921	$11,693,213
LG Display Co. Ltd.(a)	698,511	4,774,768
LG Electronics Inc.	235,411	15,216,135
LG Energy Solution Ltd.(a)(c)	105,697	28,974,060
LG H&H Co. Ltd.	21,341	4,770,196
LG Innotek Co. Ltd.	30,893	3,616,792
LG Uplus Corp.	440,550	3,666,200
Lotte Chemical Corp.	43,759	2,030,539
LS Electric Co. Ltd.	33,929	3,535,084
Meritz Financial Group Inc.	216,742	15,905,298
Mirae Asset Securities Co. Ltd.	564,797	3,476,493
NAVER Corp.	320,441	47,699,471
NCSoft Corp.	32,601	5,569,992
Netmarble Corp.(a)(b)	62,948	2,403,813
NH Investment & Securities Co. Ltd.	327,897	3,143,126
Orion Corp./Republic of Korea	53,799	3,970,156
Posco DX Co. Ltd.(c)	123,172	1,864,536
POSCO Future M Co. Ltd.(c)	69,988	8,683,961
POSCO Holdings Inc.	157,944	32,245,206
Posco International Corp.	119,945	4,076,734
Samsung Biologics Co. Ltd.(a)(b)	40,080	28,139,129
Samsung C&T Corp.	197,215	16,915,415
Samsung E&A Co. Ltd.(a)	358,486	4,627,123
Samsung Electro-Mechanics Co. Ltd.	126,828	9,901,930
Samsung Electronics Co. Ltd.	10,764,387	423,290,106
Samsung Fire & Marine Insurance Co. Ltd.	69,570	19,682,561
Samsung Heavy Industries Co. Ltd.(a)	1,490,111	12,456,737
Samsung Life Insurance Co. Ltd.	181,415	13,976,182
Samsung SDI Co. Ltd.	123,938	22,682,046
Samsung SDS Co. Ltd.	96,049	10,144,999
Shinhan Financial Group Co. Ltd.	978,464	37,491,898
SK Biopharmaceuticals Co. Ltd.(a)(c)	71,271	5,303,342
SK Bioscience Co. Ltd.(a)	60,207	2,039,048
SK Hynix Inc.	1,232,152	143,857,818
SK Inc.	80,448	7,903,060
SK Innovation Co. Ltd.(a)	141,912	11,688,051
SK Square Co. Ltd.(a)	214,425	11,472,861
SK Telecom Co. Ltd.	121,366	5,342,935
SKC Co. Ltd.(a)	43,811	3,135,363
S-Oil Corp.	101,868	4,193,616
Woori Financial Group Inc.	1,373,525	16,491,740
Yuhan Corp.	127,415	10,574,231
		1,619,933,902
Taiwan — 19.0%
Accton Technology Corp.(c)	1,140,000	23,277,454
Acer Inc.(c)	6,551,121	7,676,659
Advantech Co. Ltd.	1,069,213	11,134,231
Airtac International Group	317,526	7,769,177
Alchip Technologies Ltd.(c)	183,000	12,574,156
ASE Technology Holding Co. Ltd.(c)	7,562,110	35,926,833
Asia Cement Corp.	5,207,077	6,753,928
Asia Vital Components Co. Ltd.(c)	740,000	14,859,989
Asustek Computer Inc.	1,601,968	29,223,321
AUO Corp.(c)	14,810,200	7,139,822
Catcher Technology Co. Ltd.(c)	1,373,210	8,344,922
Cathay Financial Holding Co. Ltd.	21,519,000	43,777,520
Chailease Holding Co. Ltd.(c)	3,387,521	12,420,616
Chang Hwa Commercial Bank Ltd.	13,191,696	7,161,873
Cheng Shin Rubber Industry Co. Ltd.	4,031,128	6,299,849
China Airlines Ltd.(c)	6,556,000	5,053,244
China Steel Corp.(c)	26,598,313	17,398,214
Chunghwa Telecom Co. Ltd.	8,569,410	32,506,134

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Compal Electronics Inc.	9,471,908	$10,803,858
CTBC Financial Holding Co. Ltd.	36,575,772	42,250,050
Delta Electronics Inc.	4,396,000	52,118,585
E Ink Holdings Inc.	1,938,000	16,962,323
E.Sun Financial Holding Co. Ltd.	32,445,610	27,069,030
Eclat Textile Co. Ltd.	435,427	7,160,900
eMemory Technology Inc.	147,000	13,377,672
Eva Airways Corp.	5,791,000	7,439,653
Evergreen Marine Corp. Taiwan Ltd.	2,333,324	15,676,178
Far Eastern New Century Corp.	6,664,038	6,885,624
Far EasTone Telecommunications Co. Ltd.	3,984,000	11,057,152
Feng TAY Enterprise Co. Ltd.(c)	1,106,593	4,491,366
First Financial Holding Co. Ltd.	25,292,821	21,236,217
Formosa Chemicals & Fibre Corp.(c)	7,940,090	8,311,016
Formosa Plastics Corp.(c)	8,575,280	10,957,247
Fortune Electric Co. Ltd.(c)	325,900	5,558,250
Fubon Financial Holding Co. Ltd.(c)	18,480,826	50,360,019
Gigabyte Technology Co. Ltd.(c)	1,198,000	10,111,825
Global Unichip Corp.(c)	198,000	7,368,168
Globalwafers Co. Ltd.(c)	597,000	7,582,354
Hon Hai Precision Industry Co. Ltd.	28,164,873	171,515,173
Hotai Motor Co. Ltd.(c)	708,380	13,468,308
Hua Nan Financial Holdings Co. Ltd.	20,343,521	16,357,294
Innolux Corp.	17,168,809	8,051,896
International Games System Co. Ltd.	530,000	15,787,414
Inventec Corp.(c)	6,021,281	9,177,562
Jentech Precision Industrial Co. Ltd.	169,000	7,265,044
KGI Financial Holding Co. Ltd.	36,187,588	19,255,653
Largan Precision Co. Ltd.	227,000	17,128,118
Lite-On Technology Corp.(c)	4,763,246	15,366,969
MediaTek Inc.	3,444,338	135,239,292
Mega Financial Holding Co. Ltd.(c)	26,746,623	32,809,308
Micro-Star International Co. Ltd.(c)	1,629,000	8,634,754
Nan Ya Plastics Corp.(c)	11,623,160	13,906,431
Nanya Technology Corp.(a)(c)	2,794,000	2,901,842
Nien Made Enterprise Co. Ltd.	400,000	4,960,000
Novatek Microelectronics Corp.(c)	1,322,000	19,832,077
Pegatron Corp.	4,587,414	13,400,066
PharmaEssentia Corp.(a)	543,000	9,754,857
Pou Chen Corp.	4,929,220	6,215,402
President Chain Store Corp.	1,301,000	10,843,264
Quanta Computer Inc.(c)	6,109,000	55,536,603
Realtek Semiconductor Corp.	1,119,637	16,542,725
Ruentex Development Co. Ltd.	3,617,916	5,018,275
Shanghai Commercial & Savings Bank Ltd. (The)	8,847,229	10,723,676
Shin Kong Financial Holding Co. Ltd.(a)	32,050,316	11,444,196
Silergy Corp.	744,000	9,742,783
SinoPac Financial Holdings Co. Ltd.	24,250,884	17,433,052
Synnex Technology International Corp.	2,832,834	6,627,663
Taishin Financial Holding Co. Ltd.(c)	26,395,303	13,935,985
Taiwan Business Bank	15,802,760	7,219,173
Taiwan Cooperative Financial Holding Co. Ltd.	24,423,090	18,764,435
Taiwan High Speed Rail Corp.(c)	4,617,000	4,025,939
Taiwan Mobile Co. Ltd.	4,115,600	14,338,432
Taiwan Semiconductor Manufacturing Co. Ltd.	55,600,000	1,732,526,310
TCC Group Holdings Co. Ltd.(c)	15,304,748	15,813,309
Unimicron Technology Corp.	3,102,000	14,388,298
Uni-President Enterprises Corp.	10,884,839	28,422,991
United Microelectronics Corp.(c)	25,495,000	34,588,482
Vanguard International Semiconductor Corp.(c)	2,220,157	6,164,053
Voltronic Power Technology Corp.	149,000	8,490,984
Security	Shares	Value
Taiwan (continued)
Walsin Lihwa Corp.(c)	6,515,406	$5,253,172
Wan Hai Lines Ltd.(c)	1,556,090	4,001,402
Wistron Corp.(c)	6,221,000	21,961,560
Wiwynn Corp.(c)	254,000	15,327,110
WPG Holdings Ltd.	3,608,449	7,863,223
Yageo Corp.	911,680	14,559,759
Yang Ming Marine Transport Corp.(c)	3,953,000	8,958,630
Yuanta Financial Holding Co. Ltd.	23,340,344	23,985,310
Zhen Ding Technology Holding Ltd.(c)	1,503,075	5,347,351
		3,316,951,034
Thailand — 1.5%
Advanced Info Service PCL, NVDR	2,658,300	22,120,274
Airports of Thailand PCL, NVDR(c)	9,333,600	16,568,330
Bangkok Dusit Medical Services PCL, NVDR	25,368,300	18,676,276
Bangkok Expressway & Metro PCL, NVDR(c)	16,023,400	3,412,771
Bumrungrad Hospital PCL, NVDR	1,270,500	7,723,181
Central Pattana PCL, NVDR	4,684,700	8,223,821
Central Retail Corp. PCL, NVDR(c)	4,210,934	4,131,425
Charoen Pokphand Foods PCL, NVDR	8,588,100	5,999,442
CP ALL PCL, NVDR	12,873,300	23,031,598
CP Axtra PCL	4,851,902	4,915,915
Delta Electronics Thailand PCL, NVDR(c)	7,038,900	31,064,421
Gulf Energy Development PCL, NVDR(c)	6,587,000	11,669,884
Home Product Center PCL, NVDR(c)	13,223,514	3,652,063
Intouch Holdings PCL, NVDR	2,133,425	5,921,726
Kasikornbank PCL, NVDR	1,329,200	5,839,949
Krung Thai Bank PCL, NVDR	8,001,100	4,675,866
Krungthai Card PCL, NVDR(c)	2,177,000	2,976,523
Minor International PCL, NVDR	7,494,820	5,859,418
PTT Exploration & Production PCL, NVDR(c)	3,062,939	11,410,814
PTT Global Chemical PCL, NVDR	5,215,630	3,856,865
PTT Oil & Retail Business PCL, NVDR(c)	6,923,000	2,851,527
PTT PCL, NVDR	22,513,400	21,201,250
SCB X PCL, NVDR	1,939,000	6,473,227
Siam Cement PCL (The), NVDR(c)	1,708,500	9,172,538
Thai Oil PCL, NVDR(c)	2,824,700	3,114,214
TMBThanachart Bank PCL, NVDR(c)	56,269,900	2,893,232
True Corp. PCL, NVDR(a)	23,889,720	7,751,687
		255,188,237
Turkey — 0.7%
Akbank TAS	7,039,512	12,346,017
Anadolu Efes Biracilik Ve Malt Sanayii A/S	474,621	2,731,015
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,167,532	6,340,405
BIM Birlesik Magazalar A/S	1,027,187	14,018,231
Coca-Cola Icecek A/S	1,929,669	2,958,818
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	6,347,633	4,716,485
Ford Otomotiv Sanayi AS	164,846	4,594,398
Haci Omer Sabanci Holding AS	2,355,649	6,144,448
KOC Holding AS	1,747,541	10,098,700
Pegasus Hava Tasimaciligi AS(a)	514,376	3,236,242
Sasa Polyester Sanayi AS(a)	24,288,088	2,835,124
Turk Hava Yollari AO(a)	1,206,263	9,912,742
Turkcell Iletisim Hizmetleri AS	2,753,477	7,198,265
Turkiye Is Bankasi AS, Class C	20,073,673	7,899,935
Turkiye Petrol Rafinerileri AS	2,164,794	9,184,343
Turkiye Sise ve Cam Fabrikalari AS	3,110,740	3,645,006
Yapi ve Kredi Bankasi A/S	7,748,244	6,630,283
		114,490,459
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	6,708,413	18,305,782

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Abu Dhabi Islamic Bank PJSC	3,295,045	$11,715,955
Abu Dhabi National Oil Co. for Distribution PJSC	6,951,022	6,531,707
ADNOC Drilling Co. PJSC	7,237,340	10,423,362
Aldar Properties PJSC	8,696,176	17,846,322
Americana Restaurants International PLC - Foreign Co.	6,312,499	3,714,203
Dubai Islamic Bank PJSC	6,470,548	11,987,192
Emaar Properties PJSC	14,933,822	38,850,157
Emirates NBD Bank PJSC	4,278,007	23,308,776
Emirates Telecommunications Group Co. PJSC	7,879,337	35,524,107
First Abu Dhabi Bank PJSC	9,934,026	34,618,514
Multiply Group PJSC(a)	7,795,142	4,330,063
		217,156,140
Total Common Stocks — 98.2% (Cost: $13,291,224,792)		17,154,357,705
Preferred Stocks
Brazil — 1.1%
Banco Bradesco SA, Preference Shares, NVS	11,983,238	25,114,451
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	571,126	3,665,883
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,125,519	8,042,869
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,448,466	3,951,370
Gerdau SA, Preference Shares, NVS	3,131,654	10,555,435
Itau Unibanco Holding SA, Preference Shares, NVS	10,929,081	58,834,087
Itausa SA, Preference Shares, NVS	12,283,220	19,822,841
Petroleo Brasileiro SA, Preference Shares, NVS	10,016,815	65,227,166
		195,214,102
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	321,169	12,310,956
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,042,158	8,514,676
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	50,988	5,763,339
Series 2, Preference Shares, NVS	81,888	9,449,126
LG Chem Ltd., Preference Shares, NVS	18,567	2,537,116
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,852,731	61,927,317
		79,676,898
Total Preferred Stocks — 1.7% (Cost: $183,745,241)		295,716,632
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	244,577	$—
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	131,375	287,639
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	7,255,024	—
Total Rights — 0.0% (Cost: $—)		287,639
Total Long-Term Investments — 99.9% (Cost: $13,474,970,033)		17,450,361,976
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	334,156,199	334,323,277
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	173,720,000	173,720,000
Total Short-Term Securities — 2.9% (Cost: $507,753,170)		508,043,277
Total Investments — 102.8% (Cost: $13,982,723,203)		17,958,405,253
Liabilities in Excess of Other Assets — (2.8)%		(490,162,632)
Net Assets — 100.0%		$17,468,242,621

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$417,941,352	$—	$(83,578,144)(a)	$55,215	$(95,146)	$334,323,277	334,156,199	$1,467,905 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	173,720,000 (a)	—	—	—	173,720,000	173,720,000	1,816,056	—
				$55,215	$(95,146)	$508,043,277		$3,283,961	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	78	12/20/24	$4,253	$19,815
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,210,717,095	$14,943,012,598	$628,012	$17,154,357,705
Preferred Stocks	216,039,734	79,676,898	—	295,716,632
Rights	—	287,639	—	287,639

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$508,043,277	$—	$—	$508,043,277
	$2,934,800,106	$15,022,977,135	$628,012	$17,958,405,253
Derivative Financial Instruments(a)
Assets
Equity Contracts	$19,815	$—	$—	$19,815

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company